8. OTHER PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2014
Payables and Accruals [Abstract]
NOTE 8. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following:

	June 30,	December 31,
	2014	2013
	(unaudited)

Accrued expenses	$7,627	$2,139
Business and other tax payables	6,499	7,108
Salary payable	1,823	2,715
Temporary receipt of insurance premium	194	149
Temporary receipt of insurance claims	1,172	1,326
Deposits received	2,368	2,220
Interest payable	392	356
Other current liabilities	1,948	1,133
Total	$22,023	$17,146

As of June 30, 2014, accrued expenses include a $4,350 civil penalty to settle the SEC lawsuit (see Note 12). Deposits received represented security deposits received from staff and customer deposits. Temporary receipt of insurance premium represents the premium collected from customers but not yet paid to the insurance company. Temporary receipt of insurance claims represents the insurance claims received but not yet released to the relevant customers. Other current liabilities mainly include the unpaid expenses reimbursement due to staff, withholding taxes collected from customers for the value-added services.